Financial Instruments (Impact from Foreign Exchange Derivative Instruments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Loss recorded in Accumulated other comprehensive loss	$ (415)	$ (263)
Loss reclassified from Accumulated other comprehensive loss into Product sales (effective portion)	234	$ 96
Foreign Currency Cash Flow Hedge Loss to be Reclassified During Next 12 Months	$ 225